Leases (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 10, 2021 ft²
Leases
Area of lease (in square feet) | ft²					7,350
Initial term (in years)					2 years 9 months
Operating lease costs during the year	$ 90,347	$ 80,366	$ 340,303	$ 321,238
Cash payments included in the measurement of operating lease liabilities during the year	$ 57,330	$ 55,566	$ 224,616	$ 218,148
Weighted-average remaining lease term (in years) as of year-end	2 months 1 day	1 year 2 months 1 day	5 months 1 day	1 year 5 months 1 day
Weighted-average discount rate during the year	6.85%	6.85%	6.85%	6.85%
Month-to-month lease arrangements	$ 39,772	$ 38,064	$ 138,004	$ 118,939
Common area maintenance charges	20,490	19,454	89,981	101,958
Maturities of the operating lease liability
2024	38,220
Minimum lease payments	38,220		95,550
Less imputed interest	(325)		(1,615)
Present value of operating lease liability, representing current portion of operating lease liability	37,895		93,935
Current portion of operating lease liability	37,895		93,935	210,246
Research and development
Leases
Operating lease costs during the year	66,857	52,416	210,189	190,047
General and administrative
Leases
Operating lease costs during the year	$ 23,490	$ 27,950	$ 130,114	$ 131,191